Compensation Plans (Defined Periodic Pension And OPEB Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	$ 5	$ 5	$ 4
Interest cost	14	15	16
Expected return on plan assets	(28)	(15)	(15)
Amortization of net actuarial gains and losses	15	8	5
Amortization of net prior service costs		1	2
Total Defined Benefit Plan Expense	6	14	12
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	14	12	10
Interest cost	4	4	4
Amortization of transitional obligation		1	1
Total Defined Benefit Plan Expense	$ 18	$ 17	$ 15